TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 12          -          TRANSACTIONS AND BALANCES WITH RELATED PARTIES

The total directors’ fees (including the chairman of the Board) for the year 2017 amounted to $350 (2016 - $267, 2015 - $266). The number of stock options granted to directors in 2017 amounted to 70,000.